Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue:	$ 14,004,527	$ 13,326,824	$ 15,097,056
Cost of sales:	6,426,973	8,392,767	9,973,211
Gross profit	7,577,554	4,934,057	5,123,845
Operating expenses:
Amortization and expiration of operating lease right-of-use assets (Note 13)	6,781	29,748	28,935
Depreciation and amortization (Notes 5 and 6)	244,179	558,740	557,267
Directors fees	8,510	7,505	8,970
General and administrative (Note 16)	689,407	673,654	760,936
Loss on disposal of equipment	1,927
Provision for doubtful debts	114,480	84,952
Salaries, wages, consultants and benefits	622,394	705,830	751,811
Selling and marketing	1,465,833	1,268,218	1,039,713
Stock awareness program (Note 17)		146,300	161,332
Stock-based compensation (Note 9)	379,247	515,116	696,248
Software technology development (Note 8)	3,445,018	2,999,079	2,496,877
Total operating expenses	6,977,776	6,989,142	6,502,089
Income (Loss) before other income (expense) and income taxes	599,778	(2,055,085)	(1,378,244)
Other income (expense):
Foreign exchange (loss) gain	(88,701)	1,139	(142,857)
Gain on derivative liability – warrants (Note 9(c))		51	23,314
Interest and other income	643	1,049	185
Gain on settlement of debt		14,812
Net income (loss) before income taxes	511,720	(2,038,034)	(1,497,602)
Provision for income taxes (Note 12)	(158,580)	25,978	(60,010)
Deferred taxation recovery (Note 12)			210,499
Net income (loss) and comprehensive income (loss)	$ 353,140	$ (2,012,056)	$ (1,347,113)
Basic loss per common share	$ 0.00	$ (0.02)	$ (0.01)
Diluted loss per common share	$ 0.00	$ (0.02)	$ (0.01)
Weighted average common shares outstanding, basic (Note 2)	131,304,499	131,305,254	131,481,983
Weighted average common shares outstanding, diluted (Note 2)	131,304,499	131,305,254	131,481,983